Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
As a rate regulated utility company, the Company recovers income taxes from its ratepayers based on estimated current income tax expense in respect of its regulated business. The amounts of deferred income taxes related to regulated operations which are considered to be more likely-than-not to be recoverable from, or refundable to, ratepayers in future periods are recognized as deferred income tax regulatory assets or liabilities, with an offset to deferred income tax recovery or expense, respectively. The Company’s consolidated tax expense or recovery for the period includes all current and deferred income tax expenses for the period net of the regulated accounting offset to deferred income tax expense arising from temporary differences to be recovered from, or refunded to, customers in future rates. Thus, the Company’s income tax expense or recovery differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate.
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2022	2021
Income before income tax expense	1,346	1,151
Income tax expense at statutory rate of 26.5% (2021 - 26.5%)	357	305

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Impact of DTA Implementation Decision[1]	96	9
Capital cost allowance in excess of depreciation and amortization	(90)	(81)
Overheads capitalized for accounting but deducted for tax purposes	(35)	(22)
Interest capitalized for accounting but deducted for tax purposes	(17)	(16)
Pension and post-retirement benefit contributions in excess of pension expense	(11)	(9)
Environmental expenditures	(9)	(8)
Net temporary differences attributable to regulated business	(66)	(127)
Net permanent differences	(3)	—
Total income tax expense	288	178

Effective income tax rate	21.4%	15.5%
[1] Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with the ratepayers. See Note 12 - Regulatory Assets and Liabilities.
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2022	2021
Current income tax expense	36	30
Deferred income tax expense	252	148
Total income tax expense	288	178
Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities reflect the future tax consequences attributable to temporary differences between the tax bases and the financial statement carrying amounts of the assets and liabilities including the carry forward amounts of tax losses and tax credits. Deferred income tax assets and liabilities attributable to the Company’s regulated business are recognized with a corresponding offset in deferred income tax regulatory assets and liabilities to reflect the anticipated recovery or repayment of these balances in the future electricity rates. At December 31, 2022 and 2021, deferred income tax assets and liabilities consisted of the following:

As at December 31 (millions of dollars)	2022	2021
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	506	659
Pension obligations	—	257
Regulatory assets and liabilities	301	—
Non-capital losses	245	265
Non-depreciable capital property	273	273
Tax credit carryforwards	182	148
Investment in subsidiaries	102	99
Environmental expenditures	34	44
	1,643	1,745
Less: valuation allowance	(381)	(378)
Total deferred income tax assets	1,262	1,367

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,728	1,304
Pension assets	129	—
Regulatory assets and liabilities	—	308
Other	6	4
Total deferred income tax liabilities	1,863	1,616

Net deferred income tax liabilities	(601)	(249)
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2022	2021
Long-term:
Deferred income tax assets	114	118
Deferred income tax liabilities	(715)	(367)
Net deferred income tax liabilities	(601)	(249)
The valuation allowance for deferred tax assets as at December 31, 2022 was $381 million (2021 - $378 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2022 and 2021, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2022	2021
2035	1	1
2036	138	483
2037	227	172
2038	230	95
2039	228	199
2040	18	18
2041	26	29
2042	37	—
Total losses	905	997